Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2021
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,555	$(4,564)	$5,991
Internally developed software	14,975	(11,477)	3,498
Total	$25,530	$(16,041)	$9,489

	As of December 31, 2020
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
Total	$23,039	$(12,093)	$10,946

Schedule of Amortization of Finite Lived Intangible Assets

Fiscal Year Ended December 31,
2022	$3,465
2023	2,567
2024	1,990
2025	1,467
2026	—
$9,489